Sale and Leaseback - Commitments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments in relation to finance leases
Minimum lease payments	$ 306,836
Future finance charges	(100,737)
Finance lease liabilities	206,099
Not later than one year
Commitments in relation to finance leases
Minimum lease payments	17,849
Finance lease liabilities	6,675
Later than one year and not later than three years
Commitments in relation to finance leases
Minimum lease payments	35,746
Finance lease liabilities	16,626
Later than three years and not later than five years
Commitments in relation to finance leases
Minimum lease payments	35,697
Finance lease liabilities	18,341
More than five years
Commitments in relation to finance leases
Minimum lease payments	217,544
Finance lease liabilities	$ 164,457